ACCOUNTS RECEIVABLE, NET	12 Months Ended
Sep. 30, 2021
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	September 30, 2021	September 30, 2020
Accounts receivable	$6,167,498	$5,864,040
Less: allowance for doubtful accounts	(14,691)	(93,032)
Accounts receivable, net	$6,152,807	$5,771,008

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 4 — ACCOUNTS RECEIVABLE, NET (continued)

The Company’s accounts receivable primarily includes balance due from customers when the Company’s products are sold and delivered to customers. Approximately $6.15 million or 99.9% of the net Accounts receivable balance as of September 30, 2021 has been collected as of the date of this report.

The following table summarizes the Company’s accounts receivable and subsequent collection by aging bucket:

Accounts Receivable by aging bucket	Balance as of September 30, 2021	Subsequent collection	% of subsequent collection
Less than 3 months	$5,030,184	$5,028,868	100.0%
From 4 to 6 months	1,119,077	1,119,077	100.0%
From 7 to 9 months	1,487	1,487	100.0%
From 10 to 12 months	1,036	805	77.7%
Over 1 year	15,714	1,190	7.6%
Total gross accounts receivable	6,167,498	6,151,427	99.7%
Allowance for doubtful accounts	(14,691)	-
Accounts Receivable, net	$6,152,807	$6,151,427	99.9%

Allowance for doubtful accounts movement is as follows:

	September 30, 2021	September 30, 2020
Beginning balance	$93,032	$73,386
Additions	16,891	15,569
Write-off uncollectible balance	(99,548)	-
Foreign currency translation adjustments	4,316	4,077
Ending balance	$14,691	$93,032